Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ADVANCED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2014
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST PIMCO Total Return Bond Portfolio

Supplement dated October 28, 2014 to the Currently Effective Prospectus

B.	AST PIMCO Total Return Bond Portfolio: New Subadvisory Arrangement and Name Change

The Board of the Trust recently approved replacing PIMCO as the subadviser for the Total Return Portfolio with BlackRock Financial Management, Inc., BlackRock International Limited, BlackRock (Singapore) Limited and Loomis, Sayles & Company, L.P. The Board also approved changing the name of the Total Return Portfolio to AST BlackRock/Loomis Sayles Bond Portfolio. These changes are expected to become effective on or about January 5, 2015.

To reflect these changes, the Prospectus is revised as follows, effective on or about January 5, 2014:

         I.            All references in the Prospectus to AST PIMCO Total Return Bond Portfolio are hereby changed to AST BlackRock/Loomis Sayles Bond Portfolio.

        II.           The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Total Return Portfolio is hereby deleted and replaced with the following:

Principal Investment Strategies. The Portfolio invests, under normal circumstances, at least 80% of the value of its net assets in fixed income investments which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In selecting fixed income securities, the subadvisers use economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisers’ outlook for the US and foreign economies, the financial markets, and other factors. The management of duration (a measure of a fixed income security’s expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the tools used by the subadvisers.

AST PIMCO TOTAL RETURN BOND PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ast_SupplementTextBlock

ADVANCED SERIES TRUST

AST PIMCO Total Return Bond Portfolio

Supplement dated October 28, 2014 to the Currently Effective Prospectus

B.	AST PIMCO Total Return Bond Portfolio: New Subadvisory Arrangement and Name Change

The Board of the Trust recently approved replacing PIMCO as the subadviser for the Total Return Portfolio with BlackRock Financial Management, Inc., BlackRock International Limited, BlackRock (Singapore) Limited and Loomis, Sayles & Company, L.P. The Board also approved changing the name of the Total Return Portfolio to AST BlackRock/Loomis Sayles Bond Portfolio. These changes are expected to become effective on or about January 5, 2015.

To reflect these changes, the Prospectus is revised as follows, effective on or about January 5, 2014:

         I.            All references in the Prospectus to AST PIMCO Total Return Bond Portfolio are hereby changed to AST BlackRock/Loomis Sayles Bond Portfolio.

        II.           The description of the Principal Investment Strategies in the “INVESTMENTS, RISKS AND PERFORMANCE” section of the Prospectus relating to the Total Return Portfolio is hereby deleted and replaced with the following:

Principal Investment Strategies. The Portfolio invests, under normal circumstances, at least 80% of the value of its net assets in fixed income investments which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. In selecting fixed income securities, the subadvisers use economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other securities selection techniques. The proportion of the Portfolio’s assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadvisers’ outlook for the US and foreign economies, the financial markets, and other factors. The management of duration (a measure of a fixed income security’s expected life that incorporates its yield, coupon interest payments, final maturity and call features into one measure) is one of the tools used by the subadvisers.